STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

October 5, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Houghton R. Hallock, Jr.

Re:	Advantage Funds, Inc.
(Registration Nos: 33-51061 and 811-07123)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 100 ("Amendment No. 100") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add a new series to the Fund – Dreyfus Opportunistic U.S. Stock Fund (the "New Series").

The New Series' investment objective is to seek long-term capital appreciation.  The New Series' investment objective is non-fundamental and may be changed by the Fund's board upon 60 days' prior notice to shareholders.  To pursue its goal, the New Series intends to invest at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of companies located in the United States.  The New Series may invest in the stocks of companies of any market capitalization and may hold growth or value stocks or a blend of both.  The New Series' stock investments may include common stocks, preferred stocks, convertible securities and real estate investment trust securities (REITs), including those purchased in initial public offerings (IPOs) or shortly thereafter.  Although the New Series intends typically to invest in U.S.-based companies, it may invest up to 20% of its assets in foreign companies, including up to 5% of its assets in issuers located in emerging market countries.

The New Series intends to offer Class A, C and I shares, which will be subject to the same sales charges, distribution and service arrangements as Class A, C and I shares of other equity funds in the Dreyfus family of funds.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 100 in order to file certain exhibits, including Articles Supplementary, revised management and distribution agreements, revised shareholder services, Rule 12b-1 and Rule 18f-3 plans and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6274, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:           David Stephens

October 5, 2011

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Houghton R. Hallock, Jr.
Re:	Advantage Funds, Inc.
(Registration Nos: 33-51061 and 811-7123)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus Opportunistic U.S. Stock Fund, acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

ADVANTAGE FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President